Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Data

	Interest Income	Net Interest Income	Net Income / (Loss)	Basic Earnings per Common Share	Diluted Earnings per Common Share
2012
First quarter (1)(2)(3)	$12,118	$10,445	$1,293	$0.13	$0.13
Second quarter (1)(2)(5)	11,757	10,146	936	0.08	0.08
Third quarter (1)(2)(3)	11,529	10,028	1,384	0.14	0.14
Fourth quarter (1)(2)(3)(4)	11,357	9,959	1,966	0.22	0.22
2011
First quarter (6)(8)(9)	$12,414	$10,372	$753	$0.06	$0.06
Second quarter (6)(7)(8)(9)	12,045	10,153	523	0.03	0.03
Third quarter (6)(8)(9)	12,267	10,439	1,193	0.12	0.12
Fourth quarter (6)(8)(9)	12,135	10,397	1,489	0.15	0.15

(1)	Interest income decreased as loans repriced downward.
(2)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(3)	Net income increased due to a reduction in provision for loan losses.
(4)	Interest income decreased due to reversed income related to nonaccrual loans.
(5)	Net income decreased due to reserves for unfunded commitments.
(6)	Interest income decreased as loans repriced downward.
(7)	Interest income decreased due to reversed income related to nonaccrual loans.
(8)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(9)	Net income increased due to a reduction in provision for loan losses.